Payments, Details - 12 months ended Dec. 31, 2023 - CAD ($)	Amount	Type	Country	Govt.	Project	Resource	Ext. Method
#: 1
	$ 1,454,590	Fees	Canada	Government of Canada	Wheeler	Uranium	Underground Mining
#: 2
	1,453,551	Fees	Canada	English River First Nation	Wheeler	Uranium	Underground Mining
#: 3
	625,469	Fees	Canada	Kineepik Metis Local	Wheeler	Uranium	Underground Mining
#: 4
	$ 209,746	Fees	Canada	Yathi Nene Lands and Resources Office	Wheeler	Uranium	Underground Mining